Debt, Senior Secured Credit Facilities (FY) (Details) € in Millions, $ in Millions		6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 17, 2017 USD ($)	Jun. 30, 2017	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014	Jul. 30, 2018 USD ($)	Aug. 17, 2017 EUR (€)	May 31, 2017 USD ($)	Mar. 04, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 30, 2013 USD ($)	Jul. 30, 2013 EUR (€)
LIBOR [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate			1.00%
Term of variable rate			1 month	1 month
Federal Funds Effective Rate [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate			0.50%	0.50%
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 360.0		$ 2,825.0
Decrease in borrowing capacity									40.0
Prepayments [Abstract]
Percentage of annual excess cash flow for prepayment of outstanding loan					50.00%
Percentage of annual excess cash flow for prepayment of outstanding loan under restrictive covenants			25.00%	25.00%
Percentage of the net cash proceeds of all non-ordinary course asset sales for prepayment of outstanding term loan			100.00%	100.00%
Percentage of net cash proceeds of any incurrence of debt for prepayment of outstanding term loan			100.00%	100.00%
Amortization and Final Maturity [Abstract]
Aggregate principal amount											2,825.0
Certain Covenants and Events of Default [Abstract]
Consolidated Total Debt to Consolidated EBITDA ratio			5.00	5.00
Investments in unrestricted subsidiaries			$ 100.0
Percentage of consolidated EBITDA			25.00%
Senior Secured Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
EBITDA amount				$ 250.0
EBITDA Ratio				5.50
Consolidated senior secured debt to consolidated EBITDA ratio				4.50
Prepayments [Abstract]
Ratio of consolidated senior secured debt to consolidated EBITDA considered for reduction of annual cash flow percentage			3.50	3.50
Certain Covenants and Events of Default [Abstract]
Investments in unrestricted subsidiaries				$ 100.0
Percentage of consolidated EBITDA				25.00%
Letters of credit under restrictive covenant			$ 80.0	$ 80.0
Other non-cash collateralized letters of credit maximum amount under restrictive covenant			25.0	25.0
Aggregate amount of non-cash collateralized letters of credit outstanding			120.0	120.0
Provision of non-cash collateralized letters of credit outstanding			50.0	$ 50.0
Senior Secured Credit Facility [Member] | Minimum [Member]
Prepayments [Abstract]
Ratio of consolidated senior secured debt to consolidated EBITDA considered for reduction of annual cash flow percentage				3.00
Senior Secured Credit Facility [Member] | Condition One [Member]
Debt Instrument [Line Items]
EBITDA amount			$ 250.0
Consolidated senior secured debt to consolidated EBITDA ratio			5.50
Term Loan Denominated in U.S. Dollars Due 2020 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,285.5										1,900.0
Interest Rate and Fees [Abstract]
Interest rate				4.25%
Amortization and Final Maturity [Abstract]
Percentage of original principal amount for quarterly installment payment of debt amortization			1.00%	1.00%
Debt instrument, remaining balance payable term				7 years
Aggregate principal amount			$ 35.0	$ 35.0				$ 276.8		$ 50.0	1,900.0
Term Loan Denominated in U.S. Dollars Due 2020 [Member] | LIBOR [Member]
Interest Rate and Fees [Abstract]
Interest rate				1.00%
Basis spread on variable rate	0.00%	1.00%	2.75%	3.25%
Term Loan Denominated in U.S. Dollars Due 2020 [Member] | Base Rate [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate			1.75%	2.25%
Term Loan Denominated in Euros Due 2020 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity | €							€ 615.0					€ 400.0
Interest Rate and Fees [Abstract]
Interest rate				4.75%
Amortization and Final Maturity [Abstract]
Percentage of original principal amount for quarterly installment payment of debt amortization			1.00%	1.00%
Debt instrument, remaining balance payable term				7 years
Aggregate principal amount | €												€ 400.0
Term Loan Denominated in Euros Due 2020 [Member] | LIBOR [Member]
Interest Rate and Fees [Abstract]
Interest rate				1.00%
Basis spread on variable rate	0.00%	1.00%	3.00%	3.75%
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity											400.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity									360.0		$ 400.0
Decrease in borrowing capacity									$ 40.0
Letters of credit outstanding			$ 8.0
Unused borrowing capacity			$ 352.0	$ 344.3
Consolidated senior secured debt to consolidated EBITDA ratio			7.00	7.00
Interest Rate and Fees [Abstract]
Interest rate				0.00%
Commitment fee percentage			0.50%	0.50%
Revolving Credit Facility [Member] | LIBOR [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate	0.00%		3.25%
Revolving Credit Facility [Member] | Base Rate [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate			2.25%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated senior secured debt to consolidated EBITDA ratio			7.50	7.50
Certain Covenants and Events of Default [Abstract]
Aggregate amount of non-cash collateralized letters of credit outstanding			$ 300.0	$ 300.0
Revolving Credit Facility [Member] | Condition One [Member]
Debt Instrument [Line Items]
Consolidated senior secured debt to consolidated EBITDA ratio				3.00
Interest Rate and Fees [Abstract]
Commitment fee percentage				0.375%
Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 200.0	$ 200.0
Letters of credit outstanding				$ 15.7
Revolving Credit Facility [Member] | Forecast [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 269.9